Statement of Financial Position (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Real estate, at cost attributable to consolidated VIEs	$ 2,243,470	$ 2,265,576
Operating real estate attributable to consolidated VIEs	85,565	85,087
Accumulated depreciation attributable to consolidated VIEs	258,655	203,139
Net investments in direct financing leases attributable to consolidated VIEs	467,831	467,136
Assets held for sale attributable to consolidated VIEs	0	3,077
Cash and cash equivalents attributable to consolidated VIEs	66,405	109,694
Intangible assets, net attributable to VIEs	443,092	520,401
Notes receivable attributable to consolidated VIEs	43,394	55,494
Funds in escrow attributable to consolidated VIEs	23,274	23,037
Other assets, net attributable to consolidated VIEs	64,741	74,268
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	1,644,180	1,715,779
Accounts payable, accrued expenses, and other liabilities attributable to consolidated VIEs	40,931	44,901
Prepaid and deferred rental income and security deposits attributable to VIEs	93,208	91,498
CPA:16 Global stockholders' equity:
Common stock, par value	$ 0.001	$ 0.001
Common stock shares authorized	400,000,000	400,000,000
Common stock shares issued	216,822,067	211,462,089
Treasury stock shares	14,204,793	11,202,404
Variable Interest Entity Primary Beneficiary
Assets:
Real estate, at cost attributable to consolidated VIEs	528,858	419,462
Operating real estate attributable to consolidated VIEs	29,219	29,219
Accumulated depreciation attributable to consolidated VIEs	68,529	48,814
Net investments in direct financing leases attributable to consolidated VIEs	48,363	48,577
Cash and cash equivalents attributable to consolidated VIEs	10,993	14,812
Intangible assets, net attributable to VIEs	62,182	24,025
Notes receivable attributable to consolidated VIEs	33,558	21,306
Funds in escrow attributable to consolidated VIEs	3,268	6,937
Other assets, net attributable to consolidated VIEs	5,225	3,410
Liabilities:
Non-recourse and limited-recourse debt attributable to consolidated VIEs	485,951	413,555
Accounts payable, accrued expenses, and other liabilities attributable to consolidated VIEs	12,409	15,000
Prepaid and deferred rental income and security deposits attributable to VIEs	$ 25,402	$ 10,462